Summary of Significant Accounting Policies - Schedule of property plant and equipment estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2025
Laptops and IT equipment [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software purchase (excluding subscription) [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lab equipment [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold improvements [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements